Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest and dividend income
Loans	$ 28,167	$ 25,778	$ 25,300
Taxable securities available for sale	4,478	4,595	6,149
Nontaxable securities available for sale	1,014	1,308	1,651
Interest bearing deposits in banks	96	46	22
Total interest and dividend income	33,755	31,727	33,122
Interest expense:
Deposits	4,810	4,240	5,031
Advances from Federal Home Loan Bank	248	163	289
Repurchase agreements	469	508	491
Subordinated debentures	436	388	739
Total interest expense	5,963	5,299	6,550
Net interest income	27,792	26,428	26,572
Provision for loan losses	477	1,241	1,051
Net interest income after provision for loan losses	27,315	25,187	25,521
Non-interest income:
Service charges	3,224	2,788	2,925
Merchant card	1,222	1,224	1,130
Mortgage origination	1,321	1,585	1,175
Realized gains from sale of securities available for sale, net	169	612	691
Income from bank owned life insurance	483	343	335
Financial services commission	536	614	685
Other operating	1,075	769	661
Total non-interest income	8,030	7,935	7,602
Non-interest expenses:
Salaries and employee benefits	16,049	15,400	15,810
Occupancy	2,920	3,173	3,077
Data processing	2,884	2,942	2,827
State deposit tax	770	990	1,018
Professional services	2,316	1,404	1,506
Advertising	1,354	1,401	1,302
Foreclosed assets, net	9	448	1,227
(Gain) loss on sale of premises and equipment	2	(72)	1
Other operating	3,592	4,170	3,677
Total non-interest expense	29,896	29,856	30,445
Income before income tax expense	5,449	3,266	2,678
Income tax expense	2,148	362	274
Net income	$ 3,301	$ 2,904	$ 2,404
Earnings per share available to common stockholders:
Basic	$ 0.53	$ 0.47	$ 0.38
Diluted	$ 0.53	$ 0.47	$ 0.38
Weighted average shares outstanding-basic	6,221,632	6,233,860	6,372,277
Weighted average shares outstanding-diluted	6,221,632	6,233,860	6,372,277